HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2017
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Schedule of assets and liabilities classified as held-for-sale
The following is a summary of the assets and liabilities classified as held for sale as at December 31, 2017 and December 31, 2016:

			2017	2016
AS AT DEC. 31 (MILLIONS)	Real Estate	Other	Total	Total
Assets
Cash and cash equivalents	$20	$—	$20	$8
Accounts receivables and other	44	—	44	134
Investment properties	1,007	—	1,007	165
Property, plant and equipment	475	15	490	58
Other long-term assets	44	—	44	67
Assets classified as held for sale	$1,590	$15	$1,605	$432
Liabilities
Accounts payable and other	$212	$—	$212	$67
Property-specific borrowings	1,212	—	1,212	60
Liabilities associated with assets classified as held for sale	$1,424	$—	$1,424	$127